Commitments and Contingencies - Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements (Details)	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Capital Payment Under Non-cancellable Agreements [Abstract]
For the twelve months ending December 31, 2025	$ 46,387,655
For the twelve months ending December 31, 2026	4,762,986
For the twelve months ending December 31, 2027	44,405,785
Total	$ 95,556,426